Income Taxes Narrative (Details) - USD ($) $ in Thousands	1 Months Ended	3 Months Ended			12 Months Ended
	Jul. 31, 2013	Mar. 31, 2015	Mar. 29, 2014	Dec. 28, 2013	Dec. 31, 2014	Dec. 28, 2013	Dec. 29, 2012	Dec. 31, 2011
Income Tax Holiday [Line Items]
Effective Income Tax Rate Reconciliation, Percent		12.70%	150.20%
Federal statutory income tax rate					35.00%
Income tax (provision) benefit		$ (4,548)	$ (5,700)		$ 1,523	$ 36,024	$ (7,655)
Unrecognized tax benefits due to lapse of applicable statute of limitations					1,461	1,873	1,810
Unrecognized tax benefits decreases due to prior year tax positions					2,658	260	127
Undistributed foreign earnings					7,400
Deferred tax liability not recognized of undistributed foreign earnings					700
Operating loss carryforwards		42,200
AMT carryforwards					1,500
Valuation Allowance				$ 193,442	227,475	193,442
Total unrecognized tax benefit				16,392	12,970	16,392	12,794	$ 12,892
Income tax interest and penalties				9,300	9,100	9,300
Unrecognized Tax Benefits that Would Impact Effective Tax Rate		20,700
Unrecognized Tax Benefits Resulting in Net Operating Loss Carryforward					1,800
Unrecognized tax benefits tax positions that could reasonably change in next 12 months		2,800			1,100
Cash payments of income taxes		2,666	2,344		9,126	17,158	8,381
Deferred income taxes		0	$ 1,623		(14,153)	(44,524)	(1,123)
Intercompany equipment sale elimination					(130)	(130)	$ 1,202
Deferred Tax Liabilities, Net		12,400
Maximum [Member]
Income Tax Holiday [Line Items]
Total unrecognized tax benefit				24,000	20,300	24,000
Other noncurrent liabilities
Income Tax Holiday [Line Items]
Total unrecognized tax benefit		20,700
Income tax interest and penalties		9,500
Other noncurrent liabilities | Minimum [Member]
Income Tax Holiday [Line Items]
Income tax interest and penalties		1,600
Fiberweb
Income Tax Holiday [Line Items]
Income tax (provision) benefit					36,700
Netherlands
Income Tax Holiday [Line Items]
Book value of capitalized assets sold to Columbia					20,700
Colombia
Income Tax Holiday [Line Items]
Cash payments of income taxes	$ 500
Federal | Expires Between 2024 and 2032
Income Tax Holiday [Line Items]
Operating loss carryforwards					380,700
State
Income Tax Holiday [Line Items]
Operating loss carryforwards					657,600
Foreign
Income Tax Holiday [Line Items]
Operating loss carryforwards					426,500
Tax credit carryforward					2,000
Foreign | Mexico
Income Tax Holiday [Line Items]
Income tax (provision) benefit				$ 4,100
Foreign | Unlimited Carryforward
Income Tax Holiday [Line Items]
Operating loss carryforwards					252,100
Foreign | Expires Between 2013 and 2021
Income Tax Holiday [Line Items]
Operating loss carryforwards					142,900
Foreign | Expires Between 2013 and 2032
Income Tax Holiday [Line Items]
Operating loss carryforwards					$ 31,500
Netherlands and Columbia
Income Tax Holiday [Line Items]
Deferred income taxes						$ 100
French Subsidiary [Member]
Income Tax Holiday [Line Items]
Tax Credit Carryforward, Valuation Allowance		$ (1,900)